FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
FAIR VALUE MEASUREMENTS
Fair value as of January 1, 2023	$ 597,285	$ 386,920
Initial measurement on January 10, 2023 - Issuance			$ 430,021
Change in Fair Value	45,239	210,365	(43,101)
Fair value as of March 31, 2023	$ 642,524	$ 597,285	$ 386,920